INVENTORIES - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Inventories [Line Items]
Inventory expensed in cost of sales	$ 128,821	$ 86,546
Inventory provision and plant waste included in cost of sales	9,203	11,216
Inventory provision relating to excess and unsaleable inventories	3,085	4,657
Inventory write-down related to adjustments to net realizable value	6,304	9,629
Plant waste included in cost of sales	4,985	5,733
Realized gain (losses) on fair value amounts included in inventory sold and other changes	(67,125)	(52,078)
Realized loss on fair value on inventories sold	61,954	43,275
Cost of sales
Inventories [Line Items]
Inventory write-down related to adjustments to net realizable value	1,133	826
Fair value adjustments
Inventories [Line Items]
Inventory write-down related to adjustments to net realizable value	$ 5,171	$ 8,803